SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of assets

Computer equipment	3 years
Office and other equipment	6 years
Laboratory equipment	6 years
Leasehold improvements	Over the life of the lease